Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the executive Compensation Actually Paid to our principal executive officer (our “PEO”) and our other named executive officers (our “Non-PEO NEOs”) and Company performance for the fiscal years listed below. In determining the “Compensation Actually Paid” to our named executive officers, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our Non-PEO NEOs, compensation is reported as an average for a given fiscal year.
PEONon-PEO NEOs
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs for the applicable years were as follows: Brian O’Toole was PEO for each year presented and Henry Dubois and Christiana Lin were the individuals comprising our Non-PEO NEOs for each year presented.
(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth in the following tables under this footnote (3). The Company does not sponsor any pension arrangements for any of its named executive officers for the years presented and therefore, no adjustments relating to any pension arrangements have been made. Fair value or change in fair value, as applicable, of equity awards in the tables below in this footnote (3) was determined (i) for stock option awards using a Black-Scholes model with assumptions developed using methodologies generally consistent with those used to estimate the fair value of options on their grant date, and (ii) for restricted stock unit awards, by referencing the closing price of our common stock on the applicable year-end dates or in the case of vesting that has occurred during a given fiscal year, the closing price of our common stock as of the applicable vesting date. For 2025, the CAP for our PEO includes a one-time stock award granted in September 2025 to our PEO to address his historical below-market compensation (notwithstanding positive Company performance), to bring his compensation to a level considered more competitive with our peer group companies, and to provide our PEO with long-term equity incentives to promote retention. The impact of such award for the PEO is reduced as our stock price at grant was generally close to our stock price at year-end. For 2025, the CAP amounts for RSUs awarded to our Non-PEO NEOs in 2025 reflect an increase in stock price from the date of grant in March 2025 through the end of 2025.
PEO Total Compensation Amount	$ 7,764,307	$ 2,539,303	$ 3,447,572
PEO Actually Paid Compensation Amount	$ 13,314,917	$ 2,847,971	$ 3,381,189
Adjustment To PEO Compensation, Footnote	Summary Compensation Table Total$7,764,307- Value of Option Awards and Stock Awards Reported in Summary Compensation Table($6,845,737)+ Fair Value at Fiscal Year-End of Outstanding and Unvested Awards Granted in Fiscal Year$9,331,181+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years$2,240,775+ Fair Value as of Vesting Date of Awards Granted in Fiscal Year That Vested During Fiscal Year$0+ Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year$824,391- Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year$0Compensation Actually Paid$13,314,917	$2,539,303($1,575,645)$2,364,564($104,119)$0($376,132)$0$2,847,971	$3,447,572($2,468,618)$2,731,746($173,290)$0($156,221)$0$3,381,189
Non-PEO NEO Average Total Compensation Amount	$ 2,295,865	$ 2,035,731	$ 2,592,788
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,069,675	$ 2,314,907	$ 2,515,296
Adjustment to Non-PEO NEO Compensation Footnote	Summary Compensation Table Total$2,295,865- Value of Option Awards and Stock Awards Reported in Summary Compensation Table($1,603,895)+ Fair Value at Fiscal Year-End of Outstanding and Unvested Awards Granted in Fiscal Year$3,877,663+ Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years$1,831,605+ Fair Value as of Vesting Date of Awards Granted in Fiscal Year That Vested During Fiscal Year$0+ Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year$668,437- Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year$0Compensation Actually Paid$7,069,675
Fair value or change in fair value, as applicable, of equity awards in the tables above in this footnote (3) were determined (i) for stock option awards using a Black-Scholes model with assumptions developed using methodologies generally consistent with those used to estimate the fair value of options on their grant date, and (ii) for restricted stock unit awards, by referencing the closing price of our common stock on the applicable year-end dates or in the case of vesting that has occurred during a given fiscal year, the closing price of our common stock as of the applicable vesting date.

(4) Assumes $100 was invested in the Company for the period starting December 30, 2022, which is the last trading day before the earliest fiscal year shown in the table above, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

(5) The dollar amounts reported represent the amount of the net income/loss reflected in our audited financial statements of the applicable fiscal year.
		$2,035,731($1,315,734)$1,974,516($86,727)$0($292,868)($11)$2,314,907	$2,592,788($1,871,792)$2,068,317($181,433)$0($92,584)$0$2,515,296
Compensation Actually Paid vs. Total Shareholder Return	elationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Company Total Shareholder Return
The following graph sets forth the relationship between Compensation Actually Paid (or “CAP”) to our PEO, the average CAP to our Non-PEO NEOs, and the Company’s cumulative Total Shareholder Return over our three most recently completed fiscal years. The Total Shareholder Return in the graph below reflects the cumulative return of $100 as if invested in the Company as of market close on December 30, 2022. The graph illustrates the strong correlation between TSR growth and CAP for our PEO and Non-PEOs. For 2025, the CAP for our PEO includes a one-time stock award granted in September 2025 to our PEO to address his historical below-market compensation (notwithstanding positive Company performance), to bring his compensation to a level considered more competitive with our peer group companies, and to provide our PEO with long-term equity incentives to promote retention. The impact of such award for the PEO is reduced as our stock price at grant was generally close to our stock price at year-end. As discussed above, for 2025, the CAP amounts for RSUs awarded to our Non-PEO NEOs in 2025 reflect an increase in stock price from the date of grant in March 2025 through the end of 2025.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following graph sets forth the relationship between CAP to our PEO, the average CAP to our Non-PEO NEOs, and our net income (loss) reflected in our audited financial statements for our three most recently completed fiscal years. In November 2024, the Company acquired the remaining 50% of the common units of LeoStella (now known as BlackSky Satellite Systems), a vertically-integrated small satellite design and manufacturer based in Tukwila, Washington. This acquisition allowed the Company to improve its control over the Gen-3 supply chain and production operations. As a result of this acquisition, in fiscal year 2025, net loss was approximately $13,000,000 greater than in fiscal year 2024. In spite of this impact to net loss, we believe that full ownership and control over the satellite manufacturing part of its business is of strategic value for the Company. The difference between CAP for our PEO and net income (loss) for 2025 further reflects a one-time stock award granted in September 2025 to our PEO to address his historical below-market compensation (notwithstanding positive Company performance), to bring his compensation to a level considered more competitive with our peer group companies, and to provide our PEO with long-term equity incentives to promote retention. The impact of such award for the PEO is reduced as our stock price at grant was generally close to our stock price at year-end. As discussed above, for 2025, the CAP amounts for RSUs awarded to our Non-PEO NEOs in 2025 reflect an increase in stock price from the date of grant in March 2025 through the end of 2025.

Total Shareholder Return Amount	$ 152.19	$ 87.58	$ 90.91
Net Income (Loss)	$ 70,260	$ 57,218	$ 53,859